RELATED PARTY TRANSACTIONS (Due to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 The Fourth Middle School of Anqing [Member] Royalty fees to be paid [Member] CNY		Dec. 31, 2011 The Fourth Middle School of Anqing [Member] Royalty fees to be paid [Member] CNY		Dec. 31, 2012 Rendashiji Technology Development Co., Ltd. [Member] Dividend declared not paid as of year end [Member] CNY		Dec. 31, 2011 Rendashiji Technology Development Co., Ltd. [Member] Dividend declared not paid as of year end [Member] CNY	Dec. 31, 2012 Online Education School of Dongbei University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Dongbei University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Dongbei University of Finance and Economics [Member] Dividend declared not paid as of year end [Member] CNY	Dec. 31, 2011 Online Education School of Dongbei University of Finance and Economics [Member] Dividend declared not paid as of year end [Member] CNY		Dec. 31, 2012 Online Education School of Chongqing University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Chongqing University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Central University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Central University of Finance and Economics [Member] Cash collected on behalf of related party [Member] CNY	Dec. 31, 2012 Online Education School Of China Agricultural University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School Of China Agricultural University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Guangxi Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY	Dec. 31, 2011 Online Education School of Guangxi Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Online Education School of Fujian Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Fujian Radio and TV University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Online Education School of Beijing Language and Culture University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2012 Zhejiang Normal University [Member] Cash collected on behalf of related party [Member] CNY		Dec. 31, 2011 Zhejiang Normal University [Member] Cash collected on behalf of related party [Member] CNY
Related Party Transaction [Line Items]
Amounts due to related parties	$ 5,699	35,507	13,146	1,926	[1]	1,953	[1]	522	[2]	[2]	32,018	[3]	5,234	[3]	[2]	4,642	[2]	268	[3]	810	[3]	226	[3]	[3]	355	[3]	3	[3]	[3]	6	[3]	46	[3]	46	[3]	452	[3]	146	[3]	[3]

[1]	The amount primarily represents royalty fees to be paid.
[2]	The amount represents dividend declared but not paid as of December 31, 2012.
[3]	The amounts represented cash collected on behalf of the related parties.